Transactions With Related Parties - Tsakos Energy Management Limited (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012 Tsakos Energy Management Limited [Member]	Jun. 30, 2012 Tsakos Energy Management Limited [Member]	Jun. 30, 2011 Tsakos Energy Management Limited [Member]	Dec. 31, 2011 Tsakos Energy Management Limited [Member]	Mar. 31, 2012 Charter in/out [Member]	Jun. 30, 2012 LNG Carriers [Member]	Mar. 31, 2012 LNG Carriers [Member]	Mar. 31, 2012 Bareboat [Member]	Dec. 31, 2011 Bareboat [Member]	Jun. 30, 2012 Third Party Manager [Member]	Dec. 31, 2011 Third Party Manager [Member]	Dec. 31, 2011 Owned Vessels [Member]
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage	10.00%	10.00%
Yearly increase basis		12 month Euribor
Monthly management fees	$ 10,000			$ 7,000	$ 27,500	$ 35,000	$ 32,000	$ 20,400	$ 20,000	$ 25,000	$ 25,000	$ 27,000
Compensation to Management company after contract termination with Directors		140,747,000
Supervisory services per month, per vessel		20,400	20,000
Supervisory services		$ 245,000	$ 327,000
Days Required For Cancellation Written Notice For Agreement		Ten days notice
Years Required For Cancellation Written Notice For Agreement		One year notice